Taxation - Business Tax and Value-added tax (Details)		9 Months Ended	21 Months Ended	44 Months Ended
	Jul. 31, 2013	Apr. 30, 2014	Apr. 30, 2015	Dec. 31, 2017
The Group's subsidiary and VIE incorporated in China
Taxation
Business Tax (as a percent)	5.00%
VAT for revenues from providing online English language education services (as a percent)			3.00%
Dasheng Online and Dasheng Zhixing
Taxation
VAT for revenues from providing online English language education services (as a percent)		3.00%		6.00%